Summary of Significant Accounting Policies - Segment and Geographical Information (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Number of reportable segments	1	1
Number of operating segments	1	1